Financial Risk Management - Disclosure of Outstanding Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Currency Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	kr (3,361)	kr (1,837)
Outstanding derivatives offset	29	43
Outstanding derivatives net amount presented	(3,332)	(1,794)
Outstanding derivatives related amounts not offset – Collaterals	3,237	873
Net Outstanding derivatives	(95)	(921)
Currency Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	214	1,916
Outstanding derivatives offset	(29)	(43)
Outstanding derivatives net amount presented	185	1,873
Outstanding derivatives related amounts not offset – Collaterals	(92)	(1,486)
Net Outstanding derivatives	93	387
Interest Rate Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	(5)	(22)
Outstanding derivatives offset	0	0
Outstanding derivatives net amount presented	(5)	(22)
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	(5)	(22)
Interest Rate Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	0	0
Outstanding derivatives offset	0	0
Outstanding derivatives net amount presented	0	0
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	kr 0	kr 0